Document and Entity Information	Mar. 29, 2021
Prospectus:
Document Type	497
Document Period End Date	Mar. 29, 2021
Entity Registrant Name	LAZARD RETIREMENT SERIES INC
Entity Central Index Key	0001033669
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 29, 2021
Document Effective Date	Mar. 29, 2021
Prospectus Date	Mar. 29, 2021